Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Zaxis International Inc.
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0000797542
Current Fiscal Year End Date	--12-30
Entity Common Stock, Shares Outstanding	1,695,126
Entity Public Float	$ 307,126
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

Zaxis International, Inc. - Balance Sheets (USD $)	Jun. 30, 2011		Dec. 31, 2010
Cash	$ 0		$ 0
Total current assets	0		0
Total Assets	0		0
Accounts payable - trade	500		0
Accrued interest expenses	7,350		5,250
Advances from and accruals due to related party	110,529		103,599
Total current liabilities	118,379		108,849
Non-current liabilities owed to related party, convertible note	35,000		35,000
Total liabilities	153,379		143,849
Preferred stock		[1]		[1]
Common stock	169	[2]	149	[2]
Additional paid in capital	121,246		107,266
Accumulated deficit	(274,794)		(251,264)
Total Stockholders' Deficiency	(153,379)		(143,849)
Total Liabilities and Stockholders' Deficiency	$ 0		$ 0

[1]	$0.0001 par value; 10,000,000 shares authorized; none issued
[2]	$0.0001 par value; 100,000,000 shares authorized; 1,695,126 issued and outstanding at June 30, 2011 and 1,495,126 issued and outstanding at December 31, 2010

Zaxis International Inc. - Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue	$ 0	$ 0	$ 0	$ 0
General and administrative	9,530	9,729	21,430	21,229
Interest expenses	1,050	1,050	2,100	2,100
Total costs and expenses	10,580	10,779	23,530	23,329
NET LOSS	(10,580)	(10,779)	(23,530)	(23,329)
Basic and diluted net loss	(0.01)	(0.01)	(0.01)	(0.02)
Basic and diluted	$ 1,695,126	$ 1,373,126	$ 1,607,835	$ 1,373,126

Zaxis International Inc. - Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net loss	$ (23,530)	$ (23,329)
Expenses paid by issuance of common stock	0	0
Fair value of services provided by related parties	18,000	18,000
(Increase) decrease in current assets	0	0
Increase (decrease) in accounts payable and accrued expenses	5,530	5,329
Cash flows used by operating activities	0	0
Cash used in investing activities	0	0
Advances from related parties	0	0
Cash generated by financing activities	0	0
Change in cash	0	0
Cash - beginning of period	0	0
Cash - end of period	$ 0	$ 0

Notes to Unaudited Financial Statements	3 Months Ended
Jun. 30, 2011
Notes to Unaudited Financial Statements
Basis of Presentation

1. Basis of Presentation

The financial statements include the accounts of Zaxis International, Inc., a Delaware corporation.

The Financial Statements presented herein have been prepared by us in accordance with the accounting policies described in our December 31, 2010 Annual Report on Form 10-K and should be read in conjunction with the Notes to Consolidated Financial Statements which appear in that report.

The preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an on going basis, we evaluate our estimates, including those related intangible assets, income taxes, insurance obligations and contingencies and litigation. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other resources. Actual results may differ from these estimates under different assumptions or conditions.

In the opinion of management, the information furnished in this Form 10-Q reflects all adjustments necessary for a fair statement of the financial position and results of operations and cash flows as of and for the three and six-month periods ended June 30, 2011 and 2010. All such adjustments are of a normal recurring nature. The Financial Statements have been prepared in accordance with the instructions to Form 10-Q and therefore do not include some information and notes necessary to conform with annual reporting requirements

“Fresh Start” Accounting: We adopted "fresh-start" accounting as of November 7, 2002 in accordance with procedures specified by AICPA Statement of Position ("SOP") No. 90-7, "Financial Reporting by Entities in Reorganization under the Bankruptcy Code.

In accordance with SOP No. 90-7, the reorganized value of the Company was allocated to the Company's assets based on procedures specified by SFAS No. 141, "Business Combinations". Each liability existing at the plan sale date, other than deferred taxes, was stated at the present value of the amounts to be paid at appropriate market rates. It was determined that the Company's reorganization value computed immediately before November 6, 2002 was  $0. We adopted "fresh-start" accounting because holders of existing voting shares immediately before filing and confirmation of the sale received less than 50% of the voting shares of the emerging entity and its reorganization value is less than its post-petition liabilities and allowed claims.

Earnings (Loss) Per Share

2. Earnings/Loss Per Share

Basic earnings per share is computed by dividing income available to common shareholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) for the period. Diluted earnings per share assume that any dilutive convertible securities outstanding were converted, with related preferred stock dividend requirements and outstanding common shares adjusted accordingly. It also assumes that outstanding common shares were increased by shares issuable upon exercise of those stock options for which market price exceeds the exercise price, less shares which could have been purchased by us with the related proceeds. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.

New Accounting Standards

3. New Accounting Standards

In December 2007, the Financial Accounting Standards Board issued FASB Statement No. 141 (Revised 2007), Business Combinations (“SFAS 141R”). SFAS 141R provides additional guidance on improving the relevance, representational faithfulness, and comparability of the financial information that a reporting entity provides in its financial reports about a business combination and its effects. This Statement applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. There was no change in the Company’s financial statements as a result of this standard.

In December 2007, the Financial Accounting Standards Board issued FASB Statement No. 160, Noncontrolling Interests in Consolidated Financial Statements—an amendment of ARB No. 51 (“SFAS 160”). SFAS 160 amends ARB No. 51 to establish accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This Statement is effective for fiscal years and interim periods within those fiscal years, beginning on or after December 15, 2008. No change resulted from this change.

In May 2008, the FASB issued SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles.” SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with generally accepted accounting principles (GAAP) in the United States. SFAS 162 is effective 60 days following the SEC’s approval of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. Our Company is currently evaluating the impact of SFAS 162 on its financial statements but does not expect it to have a material effect.

Management does not anticipate that the adoption of these standards will have a material impact on the financial statements.

Related Party Transactions not Disclosed Elsewhere

4. Related Party Transactions not Disclosed Elsewhere

Due Related Parties: Amounts due related parties consist of corporate expenses paid by the principal shareholder, cash advances made to the company as well as the fair value of services provided without cost and the use of office space provided without cost. Such items totaled  $110,529 at June 30, 2011. We expensed the fair value of services by an accrual of  $9,000 for the three-month period ended June 30, 2011.

Going Concern

5. Going Concern

The Company's financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business for the foreseeable future. Since adopting "fresh-start" accounting as of November 7, 2002, the Company has accumulated losses aggregating to  $274,794 and has insufficient working capital to meet operating needs for the next twelve months as of June 30, 2011, all of which raise substantial doubt about the Company's ability to continue as a going concern.